Note 4 - Revenue Recognition (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Inventory, Net, Total	$ 501,684	$ 546,959
Accounting Standards Update 2014-09 [Member]
Inventory, Net, Total		36,900
Contract with Customer, Liability, Total		$ 52,300